(2_FIDELITY_LOGOS)FIDELITY

VALUE
FUND
ANNUAL REPORT
OCTOBER 31, 1996
CONTENTS


PRESIDENT'S MESSAGE      3    Ned Johnson on investing
                              strategies.

PERFORMANCE              4    How the fund has done over time.

FUND TALK                6    The manager's review of fund
                              performance, strategy and outlook.

INVESTMENT CHANGES       9    A summary of major shifts in the
                              fund's investments over the past six
                              months.

INVESTMENTS              10   A complete list of the fund's
                              investments with their market
                              values.

FINANCIAL STATEMENTS     22   Statements of assets and liabilities,
                              operations, and changes in net
                              assets,
                              as well as financial highlights.

NOTES                    26   Notes to the financial statements.

REPORT OF INDEPENDENT    30   The auditors' opinion.
ACCOUNTANTS

DISTRIBUTIONS            31


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES,
CALL
1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666.
PRESIDENT'S MESSAGE



(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
Although stocks have managed to post solid returns through the first 10 months of 1996, signs of strength in the economy have led to inflation fears, causing some uncertainty in both the stock and bond markets so far this year. In 1995, both stock and bond markets posted strong results, while the year before, stocks posted below-average returns and bonds had one of the worst years in history.
These market ups and downs are a normal part of investing, and there are some basic principles that are helpful for investors to remember in different types of markets.
If you can leave your money invested over the long term, you can avoid the results of the volatility that generally accompanies the stock market in the short term. You also can help to manage some of the risks of investing through diversification. A stock fund is already diversified because it invests in many issues. You can diversify even further by placing some of your money in several different types of stock funds or in other investment categories, such as bonds.
If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, there is no assurance that a money market fund will achieve its goal, and it is important to remember that money market funds are not insured or guaranteed by any agency of the U.S. government. Finally, no matter what your investment horizon or portfolio diversity, it makes good sense to follow a regular investment plan - investing a certain amount of money at the same time each month or quarter - and to review your portfolio periodically. A periodic investment plan will not, of course, assure a profit or protect against a loss.
If you have any questions, please call us at 1-800-544-8888. We stand ready to provide the information you need to make the investments that are right for you.
Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. A fund's total return includes changes in share price, plus reinvestment of any dividends (or income) and capital gains (the profits the fund earns when it sells securities that have grown in value).
CUMULATIVE TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1996          PAST 1   PAST 5    PAST 10
                                        YEAR     YEARS     YEARS

Value                                   19.44%   127.43%   239.52%

S&P 500(registered trademark)           24.10%   106.02%   292.91%

Capital Appreciation Funds              17.31%   91.67%    227.86%
Average

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one, five, or 10 years. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the capital appreciation funds average, which reflects the performance of 184 mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. over the past 12 months. Both benchmarks include reinvested dividends and capital gains, if any.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1996       PAST 1   PAST 5   PAST 10
                                     YEAR     YEARS    YEARS

Value                                19.44%   17.86%   13.00%

S&P 500                              24.10%   15.55%   14.63%

Capital Appreciation Funds Average   17.31%   13.36%   11.73%

AVERAGE ANNUAL TOTAL RETURNS take the fund's actual (or cumulative) return and show you what would have happened if the fund had performed at a constant rate each year.

$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19961031 19961111 093559 S00000000000001
             Value                       SP Standard & Poor 500
             00039                       SP001
  1986/10/31      10000.00                    10000.00
  1986/11/30       9882.97                    10243.00
  1986/12/31       9424.88                     9981.80
  1987/01/31      10073.86                    11326.35
  1987/02/28      10487.34                    11773.74
  1987/03/31      10554.16                    12114.00
  1987/04/30      10382.93                    12006.19
  1987/05/31      10637.70                    12110.64
  1987/06/30      10992.70                    12722.23
  1987/07/31      11886.49                    13367.25
  1987/08/31      11669.31                    13865.85
  1987/09/30      11727.78                    13562.18
  1987/10/31       8774.95                    10640.89
  1987/11/30       8115.05                     9764.08
  1987/12/31       8616.24                    10507.13
  1988/01/31       8942.01                    10949.48
  1988/02/29       9768.97                    11459.72
  1988/03/31       9706.32                    11105.62
  1988/04/30       9681.26                    11228.89
  1988/05/31       9660.38                    11326.58
  1988/06/30      10069.68                    11846.47
  1988/07/31      10111.45                    11801.45
  1988/08/31       9998.68                    11400.21
  1988/09/30      10725.40                    11885.85
  1988/10/31      11351.89                    12216.28
  1988/11/30      10875.76                    12041.59
  1988/12/31      11119.00                    12252.32
  1989/01/31      11557.13                    13149.19
  1989/02/28      11293.40                    12821.77
  1989/03/31      11774.06                    13120.52
  1989/04/30      12420.61                    13801.47
  1989/05/31      12820.46                    14360.43
  1989/06/30      13190.52                    14278.58
  1989/07/31      14419.82                    15567.93
  1989/08/31      14475.12                    15873.06
  1989/09/30      14202.89                    15807.99
  1989/10/31      13254.33                    15441.24
  1989/11/30      13577.60                    15756.24
  1989/12/31      13670.26                    16134.39
  1990/01/31      12434.80                    15051.77
  1990/02/28      12505.53                    15245.94
  1990/03/31      12783.74                    15649.96
  1990/04/30      12675.29                    15258.71
  1990/05/31      13495.79                    16746.43
  1990/06/30      13085.54                    16632.56
  1990/07/31      12962.93                    16579.33
  1990/08/31      11826.50                    15080.56
  1990/09/30      11387.95                    14346.14
  1990/10/31      11133.32                    14284.45
  1990/11/30      11637.87                    15207.23
  1990/12/31      11917.47                    15631.51
  1991/01/31      12550.43                    16313.04
  1991/02/28      13307.01                    17479.42
  1991/03/31      13569.10                    17902.43
  1991/04/30      13747.12                    17945.39
  1991/05/31      14513.60                    18720.63
  1991/06/30      13841.07                    17863.23
  1991/07/31      14518.54                    18695.65
  1991/08/31      14869.64                    19138.74
  1991/09/30      14755.90                    18819.12
  1991/10/31      14928.98                    19071.30
  1991/11/30      14078.43                    18302.73
  1991/12/31      15039.32                    20396.56
  1992/01/31      15661.29                    20017.18
  1992/02/29      16273.06                    20277.41
  1992/03/31      16135.41                    19882.00
  1992/04/30      16589.14                    20466.53
  1992/05/31      16757.37                    20566.81
  1992/06/30      16538.16                    20260.37
  1992/07/31      17063.26                    21089.02
  1992/08/31      16665.61                    20656.69
  1992/09/30      16961.30                    20900.44
  1992/10/31      17032.67                    20973.59
  1992/11/30      17782.09                    21688.79
  1992/12/31      18220.20                    21955.56
  1993/01/31      18720.16                    22139.99
  1993/02/28      18818.09                    22441.10
  1993/03/31      19740.69                    22914.60
  1993/04/30      19848.93                    22360.07
  1993/05/31      20261.27                    22959.32
  1993/06/30      20261.27                    23025.90
  1993/07/31      20694.23                    22933.80
  1993/08/31      21415.82                    23802.99
  1993/09/30      21405.51                    23619.71
  1993/10/31      22049.79                    24108.63
  1993/11/30      21601.37                    23879.60
  1993/12/31      22399.38                    24168.54
  1994/01/31      23563.06                    24990.27
  1994/02/28      23351.48                    24313.04
  1994/03/31      22432.79                    23252.99
  1994/04/30      22950.60                    23550.63
  1994/05/31      23284.67                    23936.86
  1994/06/30      23262.40                    23350.41
  1994/07/31      23986.21                    24116.30
  1994/08/31      24838.09                    25105.07
  1994/09/30      24476.18                    24489.99
  1994/10/31      24893.77                    25041.02
  1994/11/30      23774.64                    24129.02
  1994/12/31      24108.17                    24486.86
  1995/01/31      23830.52                    25121.80
  1995/02/28      24545.32                    26100.80
  1995/03/31      25260.12                    26871.03
  1995/04/30      25833.14                    27662.38
  1995/05/31      26406.15                    28768.05
  1995/06/30      26713.34                    29436.33
  1995/07/31      27770.77                    30412.44
  1995/08/31      28083.86                    30488.78
  1995/09/30      29023.14                    31775.40
  1995/10/31      28426.49                    31661.96
  1995/11/30      29690.68                    33051.92
  1995/12/31      30649.17                    33688.50
  1996/01/31      31476.53                    34835.26
  1996/02/29      31581.49                    35158.18
  1996/03/31      32371.80                    35496.76
  1996/04/30      33223.85                    36019.98
  1996/05/31      33674.57                    36948.93
  1996/06/30      33384.38                    37089.71
  1996/07/31      31686.45                    35451.09
  1996/08/31      32847.22                    36198.75
  1996/09/30      33686.92                    38236.02
  1996/10/31      33946.24                    39290.56
IMATRL PRASUN   SHR__CHT 19961031 19961111 093602 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Value Fund on October 31, 1986. As the chart shows, by October 31, 1996, the value of the investment would have grown to $33,952 - a 239.52% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $39,291 - a 292.91% increase. UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
growth in the long run and
volatility in the short run. In
turn, the share price and
return of a fund that invests in
stocks will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
Paced by the robust performance
of blue chip stocks, the U.S. stock
market posted strong gains for the
year that ended October 31, 1996.
The Standard & Poor's 500 Index
returned 24.10% during the period
- well above its long-term
average of about 12%. The stock
market spent much of the past
year breaking price and trading
volume records. Solid corporate
earnings reports, large cash
inflows into mutual funds,
widespread optimism and a
generally favorable interest rate
environment propelled share prices
higher. Large capitalization stocks
thrived as investors sought their
lower volatility and higher degree of
liquidity over smaller cap stocks in
an environment where it was
sometimes difficult to discern the
health of the economy. The Dow
Jones Industrial Average closed
above 6000 for the first time in
October. While short-term
confusion over the direction of
interest rates created a volatile
backdrop in the summer months,
stocks rallied again when the
Federal Reserve Board left
short-term interest rates unchanged
and it appeared inflation would not
be an issue for the remainder of
1996. Smaller-company stocks
posted strong gains at the
beginning of 1996, but trended
downward in the spring and summer
because their earnings tend to be
more affected by the higher
borrowing costs brought on by
higher rates. When interest rate
fears subsided, these stocks
rebounded, only to fade toward the
end of the period due to earnings
concerns and a general flight to
quality.
An interview with Richard Fentin, Portfolio Manager of Fidelity
Value Fund
Q. RICH, HOW HAS THE FUND PERFORMED?
A. It has done well. For the 12 months ending October 31, 1996, the fund had a total return of 19.44%, beating the 17.31% return of the capital appreciation funds average tracked by Lipper Analytical Services.
Q. WHAT HELPED THE FUND BEAT THE AVERAGE?
A. The fund's performance was helped by two main factors. First, earlier in the year, the fund held investments in some of the very large-capitalization, blue chip stocks that have led the market not only this year, but over the past few years. Second, energy and retail stocks generally performed well during the past year, and the fund held significant stakes in those two sectors.
Q. LET'S TALK ABOUT THE ENERGY SECTOR. WHAT HAS DRIVEN ITS POSITIVE
PERFORMANCE?
A. First of all, the sector was selling very cheaply about 18 months ago. It was out of favor in the market, but its overall business prospects went from bad to good. The fund's investments in Schlumberger, Baker Hughes and BJ Services have benefited from an outsourcing trend in the sector, as well as new-product-driven revenue growth and fixed-cost structures that really helped the companies increase their earnings.
Q. AND RETAIL?
A. Retail has performed generally well, although these stocks struggled in September and October over concerns about the upcoming holiday buying season. The key in this sector - where the fund owns such stocks as Wal-Mart and Dayton Hudson - has been a dramatic reduction in capacity, or retail space. Previously, there were too many stores for too few customers. In addition, companies have planned their inventories better this year, so that they've been able to sustain better profit margins.
Q. THE FUND ALSO HAS A SOLID STAKE IN DURABLES, BASIC INDUSTRIES AND INDUSTRIAL MACHINERY STOCKS, ALL OF WHICH FALL INTO THE BROAD CATEGORY OF CYCLICAL STOCKS - THOSE THAT RISE AND FALL WITH THE ECONOMY. WHAT'S BEEN YOUR STRATEGY THERE?
A. Cyclical stocks remained attractive to me given the current environment of moderate economic growth. My strategy in the cyclical area turns on two factors - the stocks have to be cheap, and there has to be good news regarding a company's business prospects. I don't like to buy cyclical company stocks when a company's business has already improved. As a result of this strategy, when I buy stocks for the fund, they often don't see price improvements over the short-term. Instead, it may take up to 18 months for the market to appreciate a stock's story. In the meantime, these investments can experience some short-term difficulties. For example, Browning-Ferris suffered over the period because of some internal problems as well as economic factors, such as a drop in the price of recycled paper fiber. Safety Kleen, Nalco Chemical and Betz Dearborn are other cyclical stocks in the fund that have had a rough go of it. These are quality companies selling at cheap stock valuations, whose business prospects I believed would improve.
Q. WHAT'S YOUR OUTLOOK?
A. It's pretty positive. Economies around the world are experiencing moderate growth, the pricing environment is benign for companies, unit sales are growing, interest rates are low and inflation is under control. Up to this point, there has been some uncertainty about the strength of the economy, as well as about the 1996 elections in the U.S., Japan and Russia. As a result, investors sought comfort in the very large-capitalization, blue chip stocks that tend to post solid earnings growth regardless of the economic backdrop. These are the stocks that have paced the market for most of the past two to three years. On the other hand, companies perceived to have some sort of problem have seen share price declines, leading to a real divergence in the market. If we experience a period of certainty - moderate economic growth, low inflation, steady or declining interest rates and political stability - it's quite possible the market will start to look beyond the limited number of stocks that have posted the lion's share of price gains in the recent past. If the world's economies show some acceleration, that would be even better for stocks outside of the limited group that has led the market. Value Fund should benefit if the market shows greater breadth, because I've chosen cheap stocks of companies that appear to have attractive business prospects outside that limited sphere. THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: to increase the value
of the fund's shares by
investing in companies that
own valuable assets or are
undervalued in the
marketplace
FUND NUMBER: 039
TRADING SYMBOL: FDVLX
START DATE: December 1,
1978
SIZE: as of October 31, 1996,
more than $6.9 billion
MANAGER: Richard Fentin,
since March 1996; manager,
Fidelity Puritan Fund, 1987-
March 1996; Fidelity Value
Fund, April 1992-December
1992; Fidelity Growth
Company Fund, 1983-1987;
joined Fidelity in 1980
(checkmark)
RICH FENTIN ON LOOKING FOR
VALUE IN AN EXPENSIVE
MARKET:
"If you look at any one of a
number of measures, the U.S.
stock market is selling at
historically high valuations.
Pursuing my investment
approach - looking for
cheap stocks - can be
tougher when the market is
this expensive. As a result, I
don't judge a stock's value
relative to the market, but
instead relative to its own
history or historical
profitability. I have an idea of
what a stock's historical
valuation range is. In a cheap
market, I'd be willing to pay a
bit more for the stock,
because the stock might be
buoyed by an upward move in
the overall market. In an
expensive market, however,
I'll buy stocks selling lower in
their historical range and pay
much more attention to the
difference between a stock's
potential upside and its
possible downside."
INVESTMENT CHANGES


TOP TEN STOCKS AS OF OCTOBER 31, 1996
                                   % OF FUND'S    % OF FUND'S
                                   INVESTMENTS    INVESTMENTS
                                                  IN THESE STOCKS
                                                  6 MONTHS AGO

Wal-Mart Stores, Inc.              2.1            1.6

Burlington Resources, Inc.         1.7            1.1

Deluxe Corp.                       1.7            1.3

American Standard Companies,       1.6            1.2
Inc.

Sunbeam-Oster, Inc.                1.6            0.9

AMP, Inc.                          1.5            1.2

Unifi, Inc.                        1.5            1.3

Baker Hughes, Inc.                 1.5            1.2

Nalco Chemical Co.                 1.4            0.9

Browning-Ferris Industries, Inc.   1.4            1.2

TOP FIVE MARKET SECTORS AS OF OCTOBER 31, 1996
                                   % OF FUND'S    % OF FUND'S
                                   INVESTMENTS    INVESTMENTS
                                                  IN THESE MARKET SECTORS
                                                  6 MONTHS AGO

Durables                           14.5           12.1

Energy                             12.2           10.8

Basic Industries                   11.8           12.1

Retail & Wholesale                 11.6           10.5

Industrial Machinery & Equipment   9.1            8.6

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF OCTOBER 31, 1996 * AS OF APRIL 30, 1996 **
Stocks 95.2%
Bonds 0.0%
Short-term
investments 4.8%
FOREIGN
INVESTMENTS 10.2%
Stocks 91.6%
Bonds 0.0%
Short-term
investments 8.4%
FOREIGN
INVESTMENTS 9.5%
Row: 1, Col: 1, Value: 4.8
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 47.6
Row: 1, Col: 4, Value: 47.6
Row: 1, Col: 1, Value: 8.4
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 46.6
Row: 1, Col: 4, Value: 45.0
*
**
INVESTMENTS OCTOBER 31, 1996

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 94.7%
 SHARES VALUE (NOTE 1)
  (000S)
AEROSPACE & DEFENSE - 1.1%
AEROSPACE & DEFENSE - 0.9%
Harsco Corp.   956,400 $ 61,090
Rockwell International Corp.   35,000  1,925
  63,015
DEFENSE ELECTRONICS - 0.2%
Litton Industries, Inc. (a)  321,400  14,423
TOTAL AEROSPACE & DEFENSE   77,438
BASIC INDUSTRIES - 11.8%
CHEMICALS & PLASTICS - 7.9%
Betz Dearborn, Inc.   1,144,300  60,076
Cabot Corp.   224,600  5,418
du Pont (E.I.) de Nemours & Co.   450,000  41,737
Ferro Corp.   613,700  16,570
Geon Co.   77,600  1,523
Grace (WR) & Co.   179,900  9,535
Great Lakes Chemical Corp.   1,100,080  57,342
IMC Fertilizer Group, Inc.   766,000  28,725
Lawter International, Inc.   1,050,600  12,344
Monsanto Co.   1,254,000  49,690
Morton International, Inc.   10,000  394
Nalco Chemical Co.   2,764,900  100,573
Praxair, Inc.   1,327,000  58,720
Raychem Corp.   8,100  633
Schulman (A.), Inc.   1,482,400  31,316
Sekisui Chemical Co. Ltd.   821,000  9,144
Union Carbide Corp.   1,654,700  70,531
  554,271
IRON & STEEL - 1.2%
Armco, Inc. (a)  1,830,400  6,864
Inland Steel Industries, Inc.   1,610,600  25,971
Nucor Corp.   196,500  9,309
TriMas Corp.   1,651,000  37,973
USX-U.S. Steel Group  90,000  2,453
  82,570
METALS & MINING - 1.9%
Alcan Aluminium Ltd.   661,579  21,749
Aluminum Co. of America  1,128,800  66,176
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
BASIC INDUSTRIES - CONTINUED
METALS & MINING - CONTINUED
Pechiney SA Class A  988,697 $ 42,353
Ryerson Tull, Inc. Class A (a) (c)  316,700  4,038
  134,316
PACKAGING & CONTAINERS - 0.4%
Caradon PLC  4,490,700  17,645
Crown Cork & Seal Co., Inc.   190,700  9,153
Tupperware Corp.   28,200  1,449
  28,247
PAPER & FOREST PRODUCTS - 0.4%
Chesapeake Corp.   35,500  1,003
Fort Howard Corp. (a)  937,000  24,010
Glatfelter (P.H.) Co.   187,300  3,559
  28,572
TOTAL BASIC INDUSTRIES   827,976
CONGLOMERATES - 1.8%
AlliedSignal, Inc.   400  26
American Standard Companies, Inc. (a)  3,011,700  113,315
GenCorp, Inc.   314,500  5,189
Whitman Corp.   401,600  9,739
   128,269
CONSTRUCTION & REAL ESTATE - 2.5%
BUILDING MATERIALS - 1.3%
Lilly Industrial Coatings, Inc. Class A  238,500  4,293
Masco Corp.   2,699,800  84,706
  88,999
CONSTRUCTION - 0.5%
Daiwa House Industry Co. Ltd.   1,323,000  18,333
McDermott (J. Ray) SA  627,800  17,029
  35,362
ENGINEERING - 0.7%
EG & G, Inc. (c)  3,015,100  53,141
TOTAL CONSTRUCTION & REAL ESTATE   177,502
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
DURABLES - 14.3%
AUTOS, TIRES, & ACCESSORIES - 4.4%
Arvin Industries, Inc.   108,400 $ 2,480
Bandag, Inc.   210,600  10,003
Borg-Warner Automotive, Inc.   158,900  6,098
Cummins Engine Co., Inc.   1,326,100  55,199
Danaher Corp.   3,400  139
Eaton Corp.   340,800  20,363
Federal Signal Co.   203,100  5,230
Genuine Parts Co.   108,300  4,738
Johnson Controls, Inc.   308,600  22,528
Michelin SA (Compagnie Generale des Etablissements) Class B 202,041 9,719 Navistar International Corp. (a) 20,000 185
PACCAR, Inc.   274,900  15,326
SPX Corp.   706,600  20,050
Scania AB:
 Class A  761,100  20,405
 Class B  948,500  25,429
Snap-on Tools Corp.   1,590,900  51,108
Volvo AB Class B  1,928,000  39,975
  308,975
CONSUMER DURABLES - 0.4%
Minnesota Mining & Manufacturing Co.   308,500  23,639
CONSUMER ELECTRONICS - 3.8%
Black & Decker Corp.   731,400  27,336
Electrolux AB  400,000  22,238
Newell Co.   1,376,800  39,067
Sunbeam-Oster, Inc. (c)  4,567,700  112,480
Whirlpool Corp.   1,319,200  62,332
  263,453
HOME FURNISHINGS - 0.7%
Heilig-Meyers Co. (c)  3,907,700  50,800
TEXTILES & APPAREL - 5.0%
Burlington Industries, Inc. (a)  1,150,600  13,088
Fruit of the Loom, Inc. Class A (a)  2,397,000  87,191
Intimate Brands, Inc. Class A (c)  2,695,100  48,849
Reebok International Ltd.   385,300  13,774
Russell Corp.   1,396,100  39,614
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
DURABLES - CONTINUED
TEXTILES & APPAREL - CONTINUED
Stride Rite Corp.   1,875,600 $ 15,474
Unifi, Inc. (c)  3,394,800  105,663
Westpoint Stevens, Inc. Class A (a)  1,136,300  30,254
  353,907
TOTAL DURABLES   1,000,774
ENERGY - 12.2%
COAL - 0.2%
MAPCO, Inc.   340,000  10,583
ENERGY SERVICES - 4.9%
BJ Services Co. (a)  659,986  29,617
Baker Hughes, Inc.   2,865,200  102,073
Eni Spa  2,200,000  10,510
Helmerich & Payne, Inc.   10,000  541
McDermott International, Inc.   10,000  177
Schlumberger Ltd.   945,100  93,683
Varco International, Inc. (a)  172,000  3,397
Weatherford Enterra, Inc. (a)  1,454,847  42,191
Western Atlas, Inc. (a)  910,500  63,166
  345,355
OIL & GAS - 7.1%
Amerada Hess Corp.   1,509,200  83,572
British Petroleum PLC ADR  670,040  86,184
Burlington Resources, Inc.   2,400,000  120,900
Coastal Corp. (The)  1,593,400  68,516
Occidental Petroleum Corp.   2,947,600  72,216
Parker & Parsley Petroleum Co.   9,500  273
Royal Dutch Petroleum Co. ADR  201,100  33,257
Total SA Class B  420,000  32,779
USX-Marathon Group  85,600  1,872
  499,569
TOTAL ENERGY   855,507
FINANCE - 4.0%
CREDIT & OTHER FINANCE - 1.6%
American Express Co.   2,004,203  94,197
Associates First Capital Corp.   10,000  434
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
FINANCE - CONTINUED
CREDIT & OTHER FINANCE - CONTINUED
Beneficial Corp.   12,350 $ 722
Mercury Finance Co.   1,187,100  13,652
  109,005
INSURANCE - 2.2%
Aetna, Inc.   655,100  43,810
Allstate Corp.   303,300  17,023
Berkley (W.R.) Corp.   297,300  15,460
General Re Corp.   217,000  31,953
Loews Corp.   10,000  826
MBIA, Inc.   84,700  7,507
PMI Group, Inc.   429,500  24,535
Terra Nova (Bermuda) Holdings Ltd.   656,000  13,940
  155,054
SECURITIES INDUSTRY - 0.2%
Lehman Brothers Holdings, Inc.   643,200  16,160
TOTAL FINANCE   280,219
HEALTH - 2.8%
DRUGS & PHARMACEUTICALS - 0.8%
Bristol-Myers Squibb Co.   33,000  3,490
Pharmacia & Upjohn, Inc.   370,000  13,320
Sigma Aldrich Corp.   84,300  4,952
Takeda Chemical Industries Ltd.   1,179,000  20,163
Yamanouchi Pharmaceutical Co. Ltd.   738,000  14,951
  56,876
MEDICAL EQUIPMENT & SUPPLIES - 1.2%
Bausch & Lomb, Inc.   1,468,900  49,575
Hillenbrand Industries, Inc.   873,200  32,309
Pall Corp.   10,000  256
  82,140
MEDICAL FACILITIES MANAGEMENT - 0.8%
Columbia/HCA Healthcare Corp.   1,257,750  44,965
United HealthCare Corp.   300,000  11,362
  56,327
TOTAL HEALTH   195,343
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
INDUSTRIAL MACHINERY & EQUIPMENT - 9.1%
ELECTRICAL EQUIPMENT - 3.6%
Alcatel Alsthom Compagnie Generale d'Electricite SA 429,903 $ 36,580 AMETEK, Inc. (c) 3,305,000 65,687
Mitsubishi Electric Co. Ord.   3,707,000  21,424
Scientific-Atlanta, Inc.   2,059,900  29,869
Sensormatic Electronics Corp.   3,173,000  51,958
Westinghouse Electric Corp.   2,840,000  48,635
  254,153
INDUSTRIAL MACHINERY & EQUIPMENT - 1.7%
BW/IP Holdings, Inc. Class A  331,200  4,471
Detroit Diesel Corp. (a)  172,000  3,182
Harnischfeger Industries, Inc.   785,100  31,404
Ingersoll-Rand Co.   687,400  28,613
Keystone International, Inc.   1,468,100  26,426
Stewart & Stevenson Services, Inc.   945,700  20,096
Tenneco, Inc.   46,500  2,302
Valmet OY (b)  300,000  4,566
  121,060
POLLUTION CONTROL - 3.8%
Browning-Ferris Industries, Inc.   3,778,300  99,180
Safety Kleen Corp. (c)  5,295,700  82,745
WMX Technologies, Inc.   2,366,100  81,335
  263,260
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   638,473
MEDIA & LEISURE - 4.2%
LEISURE DURABLES & TOYS - 0.0%
Outboard Marine Corp.   10,700  166
LODGING & GAMING - 1.6%
Circus Circus Enterprises, Inc. (a)  1,106,600  38,178
Host Marriott Corp.   474,800  7,300
ITT Corp. (a)  1,471,600  61,807
Mirage Resorts, Inc. (a)  216,600  4,765
  112,050
PUBLISHING - 0.7%
Harcourt General, Inc.   137,000  6,816
Hollinger International, Inc. Class A  1,000,000  12,500
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
MEDIA & LEISURE - CONTINUED
PUBLISHING - CONTINUED
Knight-Ridder, Inc.   159,200 $ 5,950
Times Mirror Co. Class A  519,500  24,027
  49,293
RESTAURANTS - 1.9%
Brinker International, Inc. (a) (c)  5,162,000  87,754
Darden Restaurants, Inc.   5,141,700  43,062
  130,816
TOTAL MEDIA & LEISURE   292,325
NONDURABLES - 5.5%
BEVERAGES - 0.6%
Anheuser-Busch Companies, Inc.   558,400  21,499
Seagram Co. Ltd.   600,000  22,638
  44,137
FOODS - 2.7%
Dean Foods Co.   1,067,000  30,943
Dole Food, Inc.   1,443,700  56,304
Flowers Industries, Inc.   490,800  11,473
Quaker Oats Co.   1,470,800  52,213
Sara Lee Corp.   10,000  355
Smucker (J.M.) Co.   100,100  1,652
Tyson Foods, Inc.   1,247,600  36,804
  189,744
HOUSEHOLD PRODUCTS - 1.5%
Brady (W.H.) Co. Class A  250,000  5,906
First Brands Corp.   975,200  27,672
Rubbermaid, Inc.   2,504,700  58,234
Unilever NV ADR  98,400  15,043
  106,855
TOBACCO - 0.7%
Dimon, Inc.   425,800  8,090
Philip Morris Companies, Inc.   137,400  12,727
RJR Nabisco Holdings Corp.   904,667  26,122
  46,939
TOTAL NONDURABLES   387,675
PRECIOUS METALS - 0.2%
Agnico Eagle Mines Ltd.   1,184,800  16,598
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
RETAIL & WHOLESALE - 11.5%
APPAREL STORES - 2.2%
Abercrombie & Fitch Co.   5,000 $ 110
Filene's Basement Corp. (a) (c)  1,927,310  8,191
Limited, Inc. (The)  3,776,921  69,401
Payless ShoeSource, Inc. (a)  486,048  16,465
TJX Companies, Inc.   1,570,600  62,824
  156,991
DRUG STORES - 0.3%
Revco (D.S.), Inc. (a)  657,400  19,804
GENERAL MERCHANDISE STORES - 6.6%
Consolidated Stores Corp. (a)  20,000  773
Dayton Hudson Corp.   2,780,700  96,282
Dillard Department Stores, Inc. Class A  1,199,600  38,087
Family Dollar Stores, Inc.   1,968,100  33,458
Federated Department Stores, Inc. (a)  2,176,700  71,831
Ito-Yokado Co. Ltd.   586,000  29,191
May Department Stores Co. (The)  232,800  11,029
Nordstrom, Inc.   120,000  4,328
Price/Costco, Inc. (a)  249,800  4,965
Sears, Roebuck & Co.   422,200  20,424
Wal-Mart Stores, Inc.   5,622,400  149,696
Woolworth Corp. (a)  123,200  2,587
  462,651
GROCERY STORES - 0.6%
Great Atlantic & Pacific Tea Co., Inc.   363,600  10,908
Supervalu, Inc.   1,000,000  29,750
  40,658
RETAIL & WHOLESALE, MISCELLANEOUS - 1.8%
Duty Free International, Inc. (c)  1,711,400  27,382
Home Depot, Inc. (The)  336,900  18,445
Pier 1 Imports, Inc. (c)  3,456,800  48,395
Toys "R" Us, Inc. (a)  1,012,600  34,302
  128,524
TOTAL RETAIL & WHOLESALE   808,628
SERVICES - 4.7%
PRINTING - 3.1%
Deluxe Corp.   3,560,100  116,148
Donnelley (R.R.) & Sons Co.   2,906,900  88,297
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
SERVICES - CONTINUED
PRINTING - CONTINUED
Harland (John H.) Co.   314,700 $ 9,795
Nashua Corp. (a)  278,200  3,825
  218,065
SERVICES - 1.6%
ADT Ltd. (a)  2,029,100  40,075
Block (H & R), Inc.   80,300  1,987
CPI Corp.   694,100  13,188
Jostens, Inc.   1,179,900  25,368
Sotheby's Holdings, Inc. Class A (c)  1,981,100  33,679
  114,297
TOTAL SERVICES   332,362
TECHNOLOGY - 5.6%
COMMUNICATIONS EQUIPMENT - 0.0%
Lucent Technologies, Inc.   10,040  472
COMPUTER SERVICES & SOFTWARE - 0.0%
Electronic Data Systems Corp.  10,000  450
Sabre Group Holdings, Inc. Class A (a)  20,000  610
  1,060
COMPUTERS & OFFICE EQUIPMENT - 1.9%
Compaq Computer Corp. (a)  10,000  696
Cross (A.T.) Co.   552,600  6,286
Ingram Micro, Inc. Class A  19,000  342
International Business Machines Corp.   140,000  18,060
Quantum Corp. (a)  1,130,900  22,901
Scitex Ltd. Ord.   92,000  908
Silicon Graphics, Inc. (a)  2,755,200  50,971
Wang Laboratories, Inc. (a)  1,268,651  29,655
  129,819
ELECTRONIC INSTRUMENTS - 0.3%
Measurex Corp. (c)  854,600  22,006
ELECTRONICS - 2.4%
AMP, Inc.   3,121,800  105,751
Avnet, Inc.   112,800  5,682
Minebea Co. Ltd.   88,000  740
National Semiconductor Corp. (a)  1,641,300  31,595
Thomas & Betts Corp.   398,000  16,865
VLSI Technology, Inc. (a)  585,800  10,105
  170,738
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TECHNOLOGY - CONTINUED
PHOTOGRAPHIC EQUIPMENT - 1.0%
Fuji Photo Film Co. Ltd.   1,500,000 $ 43,017
Imation Corp. (a)  173,350  4,746
Polaroid Corp.   483,700  19,650
  67,413
TOTAL TECHNOLOGY   391,508
TRANSPORTATION - 1.9%
RAILROADS - 0.5%
Burlington Northern Santa Fe Corp.   403,442  33,234
CSX Corp.   10,000  431
  33,665
TRUCKING & FREIGHT - 1.4%
Airborne Freight Corp. (c)  1,896,200  37,687
Caliber System, Inc.   1,290,800  21,782
Consolidated Freightways, Inc.   1,300,000  31,200
Hunt (J.B.) Transport Services, Inc.   549,000  8,029
Roadway Express, Inc.  66,400  1,054
  99,752
TOTAL TRANSPORTATION   133,417
UTILITIES - 1.5%
CELLULAR - 0.3%
AirTouch Communications, Inc. (a)  836,200  21,846
ELECTRIC UTILITY - 0.2%
Veba AG Ord.   200,000  10,672
TELEPHONE SERVICES - 1.0%
AT&T Corp.   10,000  349
BCE, Inc.   398,500  18,325
Comsat Corp., Series 1  671,100  15,771
WorldCom, Inc. (a)  1,430,500  34,868
  69,313
TOTAL UTILITIES   101,831
TOTAL COMMON STOCKS
(Cost $6,058,225)   6,645,845
PREFERRED STOCKS - 0.5%
 SHARES VALUE (NOTE 1)
  (000S)
CONVERTIBLE PREFERRED STOCKS - 0.3%
FINANCE - 0.2%
INSURANCE - 0.2%
Allstate Corp. exchangeable $2.30  252,400 $ 12,525
RETAIL & WHOLESALE - 0.1%
GENERAL MERCHANDISE STORES - 0.1%
K mart Financing I $3.875  75,000  3,562
TECHNOLOGY - 0.0%
COMPUTERS & OFFICE EQUIPMENT - 0.0%
Wang Labs, Inc. $3.25 (b)  67,500  3,561
TOTAL CONVERTIBLE PREFERRED STOCKS   19,648
NONCONVERTIBLE PREFERRED STOCKS - 0.2%
DURABLES - 0.2%
AUTOS, TIRES, & ACCESSORIES - 0.2%
Volkswagen AG  40,000  12,227
TOTAL PREFERRED STOCKS
(Cost $27,719)   31,875
CONVERTIBLE BONDS - 0.0%
 MOODY'S RATINGS PRINCIPAL
 (UNAUDITED) AMOUNT (000S)
HEALTH - 0.0%
MEDICAL EQUIPMENT & SUPPLIES - 0.0%
Ventritex, Inc. 5 3/4%, 8/15/01  - $ 2,000  2,960
SERVICES - 0.0%
ADT Operations, Inc. liquid yield option notes
0%, 7/6/10  Ba3  4,920  2,940
TOTAL CONVERTIBLE BONDS
(Cost $4,051)   5,900
CASH EQUIVALENTS - 4.8%
 MATURITY VALUE (NOTE 1)
 AMOUNT (000S) (000S)
Investments in repurchase agreements
(U.S. Treasury obligations), in a joint
trading account at 5.54%, dated
10/31/96 due 11/1/96  $ 36,569 $ 36,563
 SHARES (000S)
Taxable Central Cash Fund (d)   300,322  300,322
TOTAL CASH EQUIVALENTS   336,885
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $6,426,880)  $ 7,020,505
LEGEND
1. Non-income producing
2. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $8,127,000 or 0.1% of net assets.
3. Affiliated company (see Note 7 of Notes to Financial Statements).
4. At period end, the seven-day yield on the Taxable Central Cash Fund was 5.33%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
OTHER INFORMATION
Distribution of investments by country of issue, as a percentage of total value of investment in securities, is as follows:
United States  89.8%
Japan  2.2
France  1.7
Sweden  1.5
United Kingdom  1.5
Canada  1.1
Others (individually less than 1%)  2.2
TOTAL  100.0%
INCOME TAX INFORMATION
At October 31,1996, the aggregate cost of investment securities for income tax purposes was $6,432,502,000. Net unrealized appreci- ation aggregated $588,003,000, of which $917,777,000 related to appreciated invest- ment securities and $329,774,000 related to depreciated investment securities. The fund hereby designates approximately $169,154,000 as a capital gain dividend for the purpose of the dividend paid deduction.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNT) OCTOBER 31, 1996

ASSETS

Investment in securities, at value (including repurchase                       $ 7,020,505
agreements of $36,563) (cost $6,426,880) -
See accompanying schedule

Receivable for investments sold                                                 57,634

Receivable for fund shares sold                                                 6,804

Dividends receivable                                                            8,595

Interest receivable                                                             22

Other receivables                                                               266

 TOTAL ASSETS                                                                   7,093,826

LIABILITIES

Payable for investments purchased                                  $ 133,824

Payable for fund shares redeemed                                    21,199

Accrued management fee                                              2,870

Other payables and accrued expenses                                 1,749

 TOTAL LIABILITIES                                                              159,642

NET ASSETS                                                                     $ 6,934,184

Net Assets consist of:

Paid in capital                                                                $ 5,374,365

Undistributed net investment income                                             64,954

Accumulated undistributed net realized gain (loss) on                           901,257
investments and foreign currency transactions

Net unrealized appreciation (depreciation) on                                   593,608
investments and assets and liabilities in foreign
currencies

NET ASSETS, for 126,102 shares outstanding                                     $ 6,934,184

NET ASSET VALUE, offering price and redemption price                            $54.99
per share ($6,934,184 (divided by) 126,102 shares)


STATEMENT OF OPERATIONS

AMOUNTS IN THOUSANDS  YEAR ENDED OCTOBER 31, 1996

INVESTMENT INCOME                                                           $ 111,690
Dividends (including $5,043 received from affiliated issuers)

Interest                                                                     28,984

 TOTAL INCOME                                                                140,674

EXPENSES

Management fee                                                   $ 38,525
Basic fee

 Performance adjustment                                           2,736

Transfer agent fees                                               13,520

Accounting fees and expenses                                      808

Non-interested trustees' compensation                             23

Custodian fees and expenses                                       232

Registration fees                                                 567

Audit                                                             62

Legal                                                             40

Interest                                                          4

Miscellaneous                                                     45

 Total expenses before reductions                                 56,562

 Expense reductions                                               (874)      55,688

NET INVESTMENT INCOME                                                        84,986

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities (including realized gain of $3,453         906,798

 on sales of investments in affiliated issuers)

 Foreign currency transactions                                    (64)       906,734

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                            49,121

 Assets and liabilities in foreign currencies                     (20)       49,101

NET GAIN (LOSS)                                                              955,835

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                             $ 1,040,821
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS                                      YEAR ENDED     YEAR ENDED
                                                          OCTOBER 31,    OCTOBER 31,
                                                          1996           1995

INCREASE (DECREASE) IN NET ASSETS

Operations                                                $ 84,986       $ 68,955
Net investment income

 Net realized gain (loss)                                  906,734        180,143

 Change in net unrealized appreciation (depreciation)      49,101         367,063

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           1,040,821      616,161
FROM OPERATIONS

Distributions to shareholders                              (50,880)       (14,249)
From net investment income

 From net realized gain                                    (183,376)      (191,161)

 TOTAL DISTRIBUTIONS                                       (234,256)      (205,410)

Share transactions                                         3,538,040      2,817,479
Net proceeds from sales of shares

 Reinvestment of distributions                             229,199        201,637

 Cost of shares redeemed                                   (2,702,903)    (2,081,548)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           1,064,336      937,568
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                  1,870,901      1,348,319

NET ASSETS

 Beginning of period                                       5,063,283      3,714,964

 End of period (including undistributed net investment    $ 6,934,184    $ 5,063,283
income of $64,954 and $33,515, respectively)

OTHER INFORMATION
Shares

 Sold                                                      68,260         64,443

 Issued in reinvestment of distributions                   4,685          5,019

 Redeemed                                                  (52,066)       (47,325)

 Net increase (decrease)                                   20,879         22,137


FINANCIAL HIGHLIGHTS
      YEARS ENDED OCTOBER 31,

      1996                      1995   1994 E   1993   1992 B


SELECTED PER-SHARE DATA C

Net asset value, beginning           $ 48.12   $ 44.71   $ 42.78   $ 33.41   $ 30.19
of period

Income from Investment
Operations

 Net investment income                .70       .70       .54       .55 D     .64

 Net realized and unrealized          8.38      5.16      4.53      9.20      3.43
 gain (loss)

 Total from investment operations     9.08      5.86      5.07      9.75      4.07



Less Distributions

 From net investment income           (.48)     (.17)     (.34)     (.23)     (.85)

 From net realized gain               (1.73)    (2.28)    (2.80)    (.15)     -

 Total distributions                  (2.21)    (2.45)    (3.14)    (.38)     (.85)

Net asset value, end of period       $ 54.99   $ 48.12   $ 44.71   $ 42.78   $ 33.41

TOTAL RETURN A                        19.44%    14.19%    12.90%    29.46%    14.09%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period            $ 6,934   $ 5,063   $ 3,715   $ 1,623   $ 331
(in millions)

Ratio of expenses to average          .89%      .97%      1.10%     1.12%     1.00%
net assets

Ratio of expenses to average net      .88%      .96%      1.08%     1.11%     1.00%
assets after expense reductions      F         F         F         F

Ratio of net investment income to     1.34%     1.58%     1.29%     1.43%     2.01%
average net assets

Portfolio turnover rate               112%      125%      112%      117%      81%

Average commission rate G            $ .0358


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
B AS OF NOVEMBER 1, 1991 THE FUND DISCONTINUED THE USE OF EQUALIZATION
ACCOUNTING.
C NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
D INVESTMENT INCOME PER SHARE REFLECTS A SPECIAL DIVIDEND WHICH AMOUNTED TO $.11 PER SHARE.
E EFFECTIVE NOVEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
G FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
NOTES TO FINANCIAL STATEMENTS
For the period ended October 31, 1996




1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Value Fund (the fund) is a fund of Fidelity Capital Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions, non-taxable dividends and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
 FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade. The cost of the foreign currency contracts is included in the cost basis of the associated investment.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements that mature in 60 days or less from the date of purchase for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency Securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
2. OPERATING POLICIES - CONTINUED
TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities, and may be utilized by the fund as an additional cash management option. Dividends from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions received by the fund are recorded as interest income.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $7,758,138,000 and $6,646,516,000, respectively, of which U.S. government and government agency obligations aggregated $152,086,000 and $394,028,000, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rate is .30%. The basic fee is subject to a performance adjustment (up to a maximum of (plus/minus) .20% of the fund's average net assets over the performance period) based on the fund's investment performance as compared to the appropriate index over a specified period of time. For the period, the management fee was equivalent to an annual rate of .65% of average net assets after the performance adjustment.
TRANSFER AGENT FEES. Fidelity Service Co. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .21% of average net assets.
ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $2,414,000 for the period.
5. BANK BORROWINGS.
The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. Under the most restrictive arrangement, the fund must pledge to the bank securities having a market value in excess of 220% of the total bank borrowings. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The maximum loan and the average daily loan balance during the period for which loans were outstanding amounted to $20,223,000 and $12,748,000, respectively. The weighted average interest rate was 5.92%.
6. EXPENSE REDUCTIONS.
FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $774,000 under this arrangement.
In addition, the fund has entered into arrangements with its custodian and transfer agent whereby interest earned on uninvested cash balances was used to offset a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $6,000 and $94,000, respectively, under these arrangements.
7. TRANSACTIONS WITH AFFILIATED COMPANIES.
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:
SUMMARY OF TRANSACTIONS WITH AFFILIATED COMPANIES
AMOUNTS IN THOUSANDS
 PURCHASE SALES DIVIDEND VALUE
AFFILIATE COST COST INCOME
Airborne Freight Corp.  $ 14,377 $ - $ 283 $ 37,687
AMETEK, Inc.   -  -  595  65,687
Brinker International, Inc.   3,389  -  -  87,754
Duty Free International, Inc.   4,421  -  167  27,382
EG & G, Inc. .   11,623  -  388  53,141
Filene's Basement Corp.   -  -  -  8,191
Heilig-Meyers Co.   12,558  -  480  50,800
Helmerich & Payne, Inc.   -  11,144  165  -
Ideon Group, Inc.   -  11,381  -  -
Intimate Brands, Inc. Class A   9,744  -  -  48,849
Measurex Corp.   1,376  -  -  22,006
Pier 1 Imports, Inc.   7,480  -  260  48,395
Ryerson Tull, Inc. Class A   649  -  -  4,038
SPX Corp.   1,171  317  138  -
Safety Kleen Corp.   8,313  -  1,344  82,745
Sotheby's Holdings, Inc. Class A.   -  -  317  33,679
Sunbeam-Oster, Inc. .   625  -  91  112,480
Unifi, Inc.   -  -  815  105,663
TOTALS  $ 75,726 $ 22,842 $ 5,043 $ 788,497
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Capital Trust and the Shareholders of Fidelity Value Fund:
We have audited the accompanying statement of assets and liabilities of Fidelity Capital Trust: Fidelity Value Fund, including the schedule of portfolio investments, as of October 31, 1996, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1996 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Capital Trust: Fidelity Value Fund as of October 31, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
December 6, 1996
DISTRIBUTIONS


The Board of Trustees of Fidelity Value Fund voted to pay on December 9, 1996, to shareholders of record at the opening of business on December 6, 1996, a distribution of $5.92 per share derived from capital gains realized from sales of portfolio securities and a dividend of $.53 per share from net investment income.
A total of 3.18% of the dividends distributed during the fiscal year was derived from interest on U.S. government securities which is generally exempt from state income tax.
A total of 47% of the dividends distributed during the fiscal year qualifies for the dividends-received deduction for corporate shareholders. The fund will notify shareholders in January 1997 of these percentages for use in preparing 1996 income tax returns.

INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research
 (U.K.) Inc., London, England
Fidelity Management & Research
 (Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
William J. Hayes, Vice President
Richard B. Fentin, Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
Robert H. Morrison, Manager,
 Security Transactions
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Richard J. Flynn *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Edward H. Malone *
Marvin L. Mann *
Gerald C. McDonough *
Thomas R. Williams *
ADVISORY BOARD
William O. McCoy
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Co.
Boston, MA
CUSTODIAN
Brown Brothers Harriman & Co.
Boston, MA
FIDELITY'S GROWTH FUNDS
Blue Chip Growth Fund
Capital Appreciation Fund
Contrafund
Disciplined Equity Fund
Dividend Growth Fund
Emerging Growth Fund
Export Fund
Fidelity Fifty
Growth Company Fund
Large Cap Stock Fund
Low-Priced Stock Fund
Magellan(registered trademark) Fund
Mid-Cap Stock Fund
New Millennium(trademark) Fund
OTC Portfolio
Retirement Growth Fund
Small Cap Stock Fund
Stock Selector
Trend Fund
Value Fund
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
(registered trademark)
TouchTone Xpress  1-800-544-5555
SM
* INDEPENDENT TRUSTEES
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